Foreign Exchange (Gain) Loss, Net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Foreign Exchange Transactions [Line Items]
Unrealized foreign exchange (gain) loss	$ 687	$ 440	$ 330
Foreign exchange on settlements	358	28	20
Foreign Exchange (Gain) Loss, Net	1,082	403	325
Translation Of U.S. Dollar Debt Issued From Canada [Member]
Schedule Of Foreign Exchange Transactions [Line Items]
Unrealized foreign exchange (gain) loss	754	456	349
Translation Of U.S. Dollar Risk Management Contracts Issued From Canada [Member]
Schedule Of Foreign Exchange Transactions [Line Items]
Unrealized foreign exchange (gain) loss	(67)	(16)	(19)
Foreign Exchange on Settlements [Member]
Schedule Of Foreign Exchange Transactions [Line Items]
Foreign exchange on settlements	358	28	20
Other Monetary Revaluations [Member]
Schedule Of Foreign Exchange Transactions [Line Items]
Foreign exchange on settlements	$ 37	$ (65)	$ (25)